LOANS RECEIVABLE (Narrative) (Details) - Colorado Legacy Lands, LLC [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Loans Receivables [Line Items]
Loan authorised	$ 4,000	$ 2,000
Borrowings, interest rate	12.00%
Loan fee	$ 160	80
Loan advances		1,916
Notes and loans receivable		0	$ 2,000
Accrued interest income		$ 144	$ 144